Loan operations - Loan operations by maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	R$ 321,697,974	R$ 229,197,214
Loans operations
Disclosure of financial assets [line items]
Financial assets	29,648,544	28,881,889
Loans operations | Not LaterThan 1 Day Or More [Member]
Disclosure of financial assets [line items]
Financial assets	304,052	329,707
Loans operations | Not later than three months [member]
Disclosure of financial assets [line items]
Financial assets	6,014,440	6,739,145
Loans operations | Later than three months and not later than one year [member]
Disclosure of financial assets [line items]
Financial assets	3,808,000	5,056,321
Loans operations | Later than one year [member]
Disclosure of financial assets [line items]
Financial assets	R$ 19,522,052	R$ 16,756,716